THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND

JUNE 30, 2025

(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.3%

	Shares	Value
ARGENTINA — 0.5%
Financials — 0.5%
Grupo Financiero Galicia ADR	2,040,261	$102,808,752

BRAZIL — 16.0%

Consumer Discretionary — 2.8%
MercadoLibre *	250,935	655,851,244

Consumer Staples — 0.9%
Ambev ADR	86,666,901	208,867,231

Energy — 3.3%
Petroleo Brasileiro ADR	61,035,997	763,560,323

Financials — 3.8%
B3 - Brasil Bolsa Balcao	43,456,000	115,769,074
Banco BTG Pactual	63,863,948	494,379,985
Banco do Brasil	68,947,728	280,068,366
		890,217,425

Industrials — 1.1%
Embraer ADR	4,576,763	260,463,582

Materials — 1.0%
Vale ADR, Cl B	23,824,647	231,337,322

Utilities — 3.1%
Centrais Eletricas Brasileiras	37,038,949	273,422,548
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,202,500	157,844,394
Cia Paranaense de Energia - Copel	37,864,700	80,684,970
Equatorial Energia	26,199,700	174,301,439
		686,253,351
TOTAL BRAZIL		3,696,550,478

COLOMBIA — 0.2%

Financials — 0.2%
Grupo Cibest ADR *	872,694	40,309,736

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND

JUNE 30, 2025

(Unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE — 2.1%
Energy — 2.1%
TotalEnergies	8,093,011	$492,943,229

GREECE — 0.4%

Financials — 0.4%
National Bank of Greece	7,813,316	99,278,594

HUNGARY — 0.5%

Financials — 0.5%
OTP Bank Nyrt	1,455,896	115,943,149

INDIA — 33.4%

Communication Services — 2.7%
Bharti Airtel	27,002,894	633,057,724

Consumer Discretionary — 0.5%
ITC Hotels *	43,906,539	113,855,324

Consumer Staples — 7.0%
ITC	263,901,741	1,281,627,644
Patanjali Foods	16,547,938	318,583,721
		1,600,211,365

Energy — 0.5%
Reliance Industries	6,867,771	120,208,106

Financials — 6.9%
Bajaj Finserv	4,552,993	109,152,277
HDFC Bank ADR	5,988,086	459,106,554
ICICI Bank	35,876,713	606,307,233
Power Finance	37,067,024	184,931,703
State Bank of India	24,820,460	237,425,738
		1,596,923,505

Health Care — 1.9%
Sun Pharmaceutical Industries	22,795,691	445,612,392

Industrials — 5.8%
Adani Enterprises	19,800,366	605,057,065
Adani Ports & Special Economic Zone	32,999,300	558,147,845

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND

JUNE 30, 2025

(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Industrials (continued)
GMR Airports Infrastructure *	185,432,790	$184,343,718
		1,347,548,628

Materials — 1.7%
Ambuja Cements	21,860,633	147,240,875
JSW Steel	20,609,303	245,478,800
		392,719,675

Real Estate — 0.8%
Macrotech Developers	11,101,380	179,483,725

Utilities — 5.6%
Adani Energy Solutions *	27,634,111	283,449,130
Adani Green Energy *	30,446,694	363,595,070
Adani Power *	68,393,279	466,525,178
JSW Energy	31,266,481	190,465,501
		1,304,034,879
TOTAL INDIA		7,733,655,323

INDONESIA — 4.6%

Financials — 4.6%
Bank Central Asia	980,018,430	523,866,574
Bank Mandiri Persero	1,786,130,974	536,525,818
TOTAL INDONESIA		1,060,392,392

KAZAKHSTAN — 0.3%

Financials — 0.3%
Kaspi.KZ JSC ADR	891,917	75,714,834

Materials — 0.0%
Solidcore Resources PLC * (A)	939,651	120
TOTAL KAZAKHSTAN		75,714,954

MEXICO — 2.2%

Consumer Staples — 1.4%
Fomento Economico Mexicano ADR	2,087,566	214,977,547
Wal-Mart de Mexico	36,973,700	121,497,316
		336,474,863

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND

JUNE 30, 2025

(Unaudited)

COMMON STOCK — continued

	Shares	Value
MEXICO (continued)
Financials — 0.8%
Grupo Financiero Banorte, Cl O	18,677,000	$170,230,395
TOTAL MEXICO		506,705,258

PERU — 0.5%

Financials — 0.5%
Credicorp	532,005	118,913,758

PHILIPPINES — 0.2%

Industrials — 0.2%
International Container Terminal Services	6,389,400	46,580,994

POLAND — 0.0%

Financials — 0.0%
Powszechna Kasa Oszczednosci Bank Polski	361,743	7,538,892

RUSSIA — 0.0%

Energy — 0.0%
Gazprom PJSC * (A)	30,141,513	3,854
LUKOIL PJSC (A)	2,087,971	267
Rosneft Oil PJSC (A)	23,574,787	3,015
		7,136

Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	1,555,600	199
Polyus PJSC * (A)	426,420	54
Severstal PAO (A)	772,406	99
		352
TOTAL RUSSIA		7,488

SAUDI ARABIA — 2.3%

Energy — 0.7%
Saudi Arabian Oil	25,767,003	167,071,193

Financials — 1.6%
Al Rajhi Bank	8,348,043	210,561,474
Bupa Arabia for Cooperative Insurance	2,068,066	98,192,230
Co for Cooperative Insurance	1,476,093	62,186,964
		370,940,668
TOTAL SAUDI ARABIA		538,011,861

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND

JUNE 30, 2025

(Unaudited)

COMMON STOCK — continued

	Shares	Value
SINGAPORE — 2.5%
Communication Services — 2.0%
Singapore Telecommunications	150,795,132	$453,848,061

Financials — 0.5%
DBS Group Holdings	3,534,723	124,572,439
TOTAL SINGAPORE		578,420,500

SOUTH KOREA — 1.3%

Financials — 1.3%
KB Financial Group	1,400,150	115,059,112
Samsung Fire & Marine Insurance	207,305	66,469,777
Shinhan Financial Group	2,546,789	115,463,410
TOTAL SOUTH KOREA		296,992,299

TAIWAN — 8.7%

Information Technology — 8.7%
Taiwan Semiconductor Manufacturing	33,666,282	1,231,154,188
Taiwan Semiconductor Manufacturing ADR	3,437,197	778,490,748
Wiwynn	97,000	8,422,989
TOTAL TAIWAN		2,018,067,925

THAILAND — 1.4%

Financials — 1.4%
Kasikornbank	22,701,200	107,231,398
Krung Thai Bank	169,599,400	111,251,358
SCB X	30,993,800	112,082,096
TOTAL THAILAND		330,564,852

UNITED ARAB EMIRATES — 6.5%

Energy — 0.9%
Adnoc Gas PLC	228,617,334	212,865,311

Financials — 1.0%
First Abu Dhabi Bank PJSC	48,597,460	219,612,965

Industrials — 3.7%
Alpha Dhabi Holding PJSC	95,377,433	319,409,294
International Holding PJSC *	4,956,262	542,407,245
		861,816,539

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND

JUNE 30, 2025

(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED ARAB EMIRATES (continued)
Real Estate — 0.9%
Aldar Properties PJSC	83,096,124	$201,909,588
TOTAL UNITED ARAB EMIRATES		1,496,204,403

UNITED KINGDOM — 2.5%

Consumer Staples — 1.8%
Coca-Cola HBC	1,606,797	83,802,725
Unilever ADR	5,596,744	342,352,830
		426,155,555

Financials — 0.7%
HSBC Holdings	13,366,756	161,416,044
TOTAL UNITED KINGDOM		587,571,599

UNITED STATES — 6.2%

Consumer Staples — 6.2%
Coca-Cola	5,914,612	418,458,799
Colgate-Palmolive	4,675,249	424,980,134
Philip Morris International	3,191,295	581,230,559
		1,424,669,492
TOTAL UNITED STATES		1,424,669,492

Total Common Stock
(Cost $17,970,568,688)		21,367,845,928

PREFERRED STOCK — 4.9%

BRAZIL — 4.9%

Energy — 2.1%
Petroleo Brasileiro (B)	82,856,009	476,230,201

Financials — 2.8%
Itau Unibanco Holding (B)	97,118,772	656,076,863

Total Preferred Stock
(Cost $948,711,696)		1,132,307,064

Total Investments— 97.2%
(Cost $18,919,280,384)		$22,500,152,992

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS

EMERGING MARKETS EQUITY FUND

JUNE 30, 2025

(Unaudited)

Percentages are based on Net Assets of $23,140,258,400.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%

	Shares	Value
BRAZIL — 2.0%
Energy — 0.5%
Petroleo Brasileiro ADR	1,442,684	$18,047,977

Financials — 1.5%
Itau Unibanco Holding ADR	8,321,035	56,499,829
TOTAL BRAZIL		74,547,806

CANADA — 2.4%

Energy — 2.4%
Enbridge	1,931,725	87,419,581

FRANCE — 3.7%

Energy — 2.3%
TotalEnergies	1,356,817	82,643,376

Financials — 1.4%
BNP Paribas	578,025	51,669,215
TOTAL FRANCE		134,312,591

GERMANY — 1.2%

Financials — 0.3%
Allianz	28,226	11,415,155

Industrials — 0.2%
Rheinmetall	3,587	7,569,724

Information Technology — 0.7%
SAP	86,695	26,417,207
TOTAL GERMANY		45,402,086

INDIA — 8.5%

Consumer Staples — 1.2%
ITC	9,249,507	44,919,840

Financials — 3.9%
HDFC Bank ADR	493,422	37,830,665
ICICI Bank	250,993	4,241,717
ICICI Bank ADR	2,975,172	100,084,786
		142,157,168

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Industrials — 1.3%
Adani Enterprises	1,527,926	$46,690,168

Utilities — 2.1%
Adani Green Energy *	1,704,746	20,358,113
Adani Power *	7,915,191	53,991,210
		74,349,323
TOTAL INDIA		308,116,499

ITALY — 3.2%

Financials — 1.5%
UniCredit	807,658	53,991,698

Utilities — 1.7%
Enel	6,513,980	61,606,912
TOTAL ITALY		115,598,610

RUSSIA — 0.0%

Energy — 0.0%
LUKOIL PJSC (A)	57,094	7

SPAIN — 1.0%

Utilities — 1.0%
Iberdrola	1,945,905	37,304,977

SWITZERLAND — 1.5%

Consumer Staples — 0.1%
Nestle	36,376	3,605,148

Health Care — 1.4%
Novartis	321,675	38,918,903
Roche Holding	32,372	10,533,013
		49,451,916
TOTAL SWITZERLAND		53,057,064

TAIWAN — 1.3%

Information Technology — 1.3%
Taiwan Semiconductor Manufacturing ADR	214,920	48,677,231

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED ARAB EMIRATES — 0.8%
Industrials — 0.8%
International Holding PJSC *	261,002	$28,563,739

UNITED KINGDOM — 2.4%

Consumer Staples — 2.1%
British American Tobacco	659,696	31,313,617
British American Tobacco ADR	920,217	43,553,870
		74,867,487

Industrials — 0.3%
Rolls-Royce Holdings	911,756	12,062,944
TOTAL UNITED KINGDOM		86,930,431

UNITED STATES — 70.4%

Communication Services — 14.5%
AT&T	6,876,957	199,019,135
Meta Platforms, Cl A	122,942	90,742,261
Netflix *	86,432	115,743,684
Verizon Communications	2,821,355	122,080,031
		527,585,111

Consumer Discretionary — 0.0%
Amazon.com *	3,238	710,385

Consumer Staples — 16.7%
Altria Group	2,088,078	122,424,013
Coca-Cola	747,655	52,896,591
Colgate-Palmolive	589,781	53,611,093
Kroger	827,512	59,357,436
Philip Morris International	1,434,775	261,315,571
Procter & Gamble	385,104	61,354,769
		610,959,473

Energy — 2.5%
Exxon Mobil	831,612	89,647,774

Financials — 13.2%
Allstate	276,050	55,571,625
American International Group	1,319,994	112,978,286
Chubb	248,115	71,883,878
CME Group, Cl A	146,637	40,416,090
Progressive	517,287	138,043,209

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Financials (continued)
Visa, Cl A	181,135	$64,311,982
		483,205,070

Health Care — 5.3%
Bristol-Myers Squibb	295,680	13,687,027
Cigna Group	345,916	114,352,911
Elevance Health	83,762	32,580,068
McKesson	37,086	27,175,879
UnitedHealth Group	19,290	6,017,902
		193,813,787

Information Technology — 4.9%
International Business Machines	278,388	82,063,215
Microsoft	193,452	96,224,959
		178,288,174

Utilities — 13.3%
American Electric Power	1,192,715	123,756,108
CMS Energy	503,726	34,898,137
DTE Energy	313,472	41,522,501
Duke Energy	793,369	93,617,542
Exelon	1,477,175	64,138,939
NextEra Energy	919,349	63,821,208
Xcel Energy	927,844	63,186,176
		484,940,611
TOTAL UNITED STATES		2,569,150,385
Total Common Stock
(Cost $3,118,597,956)		3,589,081,007

PREFERRED STOCK — 1.0%

BRAZIL — 1.0%

Energy — 1.0%
Petroleo Brasileiro (B)
Cost (36,329,095)	6,744,733	38,766,597

Total Investments— 99.4%
(Cost $3,154,927,051)		$3,627,847,604

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2025 (Unaudited)

Percentages are based on Net Assets of $3,647,939,961.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

GQG-QH-003-1300

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
JUNE 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%

	Shares	Value
UNITED STATES — 99.0%
Communication Services — 20.2%
AT&T	10,335,664	$299,114,116
Meta Platforms, Cl A	219,980	162,365,038
Netflix *	136,728	183,096,567
Verizon Communications	5,325,344	230,427,635
		875,003,356
Consumer Discretionary — 1.5%
Amazon.com *	284,956	62,516,497

Consumer Staples — 17.0%
Altria Group	3,055,277	179,130,890
Coca-Cola	1,772,718	125,419,798
Kroger	1,313,308	94,203,583
Philip Morris International	1,833,020	333,847,933
		732,602,204
Energy — 3.5%
Exxon Mobil	1,410,576	152,060,093

Financials — 19.1%
Allstate	529,778	106,649,609
American International Group	2,294,013	196,344,573
Cincinnati Financial	670,801	99,895,685
CME Group, Cl A	383,458	105,688,694
Progressive	711,576	189,891,171
Slide Insurance Holdings *	1,646,843	35,670,619
Visa, Cl A	256,992	91,245,010
		825,385,361

Health Care — 8.7%
Cigna Group	526,144	173,932,683
Elevance Health	180,729	70,296,352
Eli Lilly	82,666	64,440,627
McKesson	45,578	33,398,647
UnitedHealth Group	106,914	33,353,961
		375,422,270
Information Technology — 7.6%
International Business Machines	441,698	130,203,736
Microsoft	375,582	186,818,243

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
NVIDIA	73,567	$11,622,850
		328,644,829
Utilities — 21.4%
American Electric Power	1,812,530	188,068,113
American Water Works	456,708	63,532,650
Atmos Energy	263,598	40,623,088
CenterPoint Energy	2,267,238	83,298,324
DTE Energy	488,225	64,670,283
Duke Energy	1,044,848	123,292,064
Exelon	2,654,633	115,264,165
NextEra Energy	1,550,789	107,655,772
PPL	1,741,211	59,009,641
Xcel Energy	1,190,535	81,075,434
		926,489,534
TOTAL UNITED STATES		4,278,124,144

Total Common Stock
(Cost $3,774,263,822)		4,278,124,144

Total Investments— 99.0%
(Cost $3,774,263,822)		$4,278,124,144

Percentages are based on Net Assets of $4,322,308,861.

*	Non-income producing security.

Cl — Class

GQG-QH-002-1400

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%

	Shares	Value
BRAZIL — 8.2%
Energy — 3.9%
Petroleo Brasileiro ADR	440,928	$5,516,009

Financials — 3.3%
Banco do Brasil	310,700	1,262,076
Itau Unibanco Holding ADR	504,078	3,422,690
		4,684,766
Utilities — 1.0%
Centrais Eletricas Brasileiras	183,700	1,356,078
TOTAL BRAZIL		11,556,853

CANADA — 3.2%

Energy — 3.2%
Enbridge	100,487	4,547,506

FRANCE — 5.1%

Energy — 2.2%
TotalEnergies	50,660	3,085,687

Financials — 1.2%
BNP Paribas	19,170	1,713,592

Health Care — 1.7%
Sanofi	24,157	2,330,582
TOTAL FRANCE		7,129,861

GERMANY — 2.8%

Financials — 2.8%
Allianz	5,875	2,375,967
Deutsche Bank	54,631	1,613,918
TOTAL GERMANY		3,989,885

INDIA — 4.8%

Consumer Staples — 1.9%
ITC	558,521	2,712,434

Financials — 1.6%
State Bank of India	240,573	2,301,256

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Industrials — 1.3%
Adani Ports & Special Economic Zone	103,154	$1,744,739
TOTAL INDIA		6,758,429

INDONESIA — 0.7%

Financials — 0.7%
Bank Mandiri Persero	3,477,300	1,044,526

ITALY — 6.6%

Energy — 1.9%
Eni	14,078	226,625
Eni ADR	73,632	2,387,150
		2,613,775
Financials — 2.1%
Intesa Sanpaolo	183,802	1,055,087
UniCredit	29,012	1,939,444
		2,994,531
Utilities — 2.6%
Enel	399,074	3,774,300
TOTAL ITALY		9,382,606

JAPAN — 2.3%

Consumer Staples — 0.3%
Japan Tobacco	11,700	343,625

Financials — 2.0%
Tokio Marine Holdings	67,700	2,860,458
TOTAL JAPAN		3,204,083

RUSSIA — 0.0%

Energy — 0.0%
Gazprom PJSC * (A)	177,982	23
Rosneft Oil PJSC (A)	134,799	17
		40
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	151,100	19

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
RUSSIA (continued)
Materials (continued)
Polyus PJSC * (A)	1,565	$—
		19
TOTAL RUSSIA		59

SPAIN — 4.7%

Financials — 2.2%
Banco Bilbao Vizcaya Argentaria	6,818	104,620
CaixaBank	345,591	2,984,049
		3,088,669

Utilities — 2.5%
Iberdrola	188,149	3,607,008
TOTAL SPAIN		6,695,677

SWITZERLAND — 2.8%

Financials — 0.8%
Swiss Re	6,942	1,197,029

Health Care — 2.0%
Novartis	22,975	2,779,706
TOTAL SWITZERLAND		3,976,735

UNITED ARAB EMIRATES — 2.6%

Energy — 0.9%
Adnoc Gas	1,450,999	1,351,023

Financials — 1.7%
First Abu Dhabi Bank PJSC	521,247	2,355,527
TOTAL UNITED ARAB EMIRATES		3,706,550

UNITED KINGDOM — 10.3%

Consumer Staples — 8.6%
British American Tobacco	154,296	7,323,927
Imperial Brands	53,900	2,126,031
Unilever	42,928	2,615,348
		12,065,306
Energy — 0.4%
Shell	17,701	619,485

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM (continued)
Financials — 1.3%
HSBC Holdings	153,095	$1,848,765
TOTAL UNITED KINGDOM		14,533,556

UNITED STATES — 43.0%

Communication Services — 10.7%
AT&T	297,510	8,609,940
Verizon Communications	149,157	6,454,023
		15,063,963
Consumer Staples — 9.4%
Altria Group	67,209	3,940,464
Philip Morris International	51,564	9,391,351
		13,331,815
Energy — 2.7%
Chevron	13,495	1,932,349
Exxon Mobil	16,774	1,808,237
		3,740,586
Financials — 2.3%
Progressive	12,178	3,249,821

Health Care — 4.7%
Bristol-Myers Squibb	43,406	2,009,264
Cigna Group	8,092	2,675,053
Johnson & Johnson	13,263	2,025,923
		6,710,240
Utilities — 13.2%
American Electric Power	47,690	4,948,315
CenterPoint Energy	33,800	1,241,812
DTE Energy	19,841	2,628,139
Exelon	55,902	2,427,265
NextEra Energy	39,917	2,771,038
PPL	59,661	2,021,911

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Utilities (continued)
Xcel Energy	38,789	$2,641,531
		18,680,011
TOTAL UNITED STATES		60,776,436

Total Common Stock
(Cost $120,309,625)		137,302,762

Total Investments— 97.1%
(Cost $120,309,625)		$137,302,762

Percentages are based on Net Assets of $141,418,757.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

PJSC — Public Joint Stock Company

GQG-QH-006-0900

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Shares	Value
BRAZIL — 9.2%
Energy — 2.0%
Petroleo Brasileiro ADR	964,156	$12,061,592

Financials — 4.6%
Banco do Brasil	1,697,000	6,893,280
BB Seguridade Participacoes	884,300	5,811,783
Itau Unibanco Holding ADR	2,251,332	15,286,546
		27,991,609

Materials — 1.6%
Vale ADR, Cl B	973,812	9,455,715

Utilities — 1.0%
Centrais Eletricas Brasileiras	804,400	5,938,103
TOTAL BRAZIL		55,447,019

CANADA — 2.7%

Energy — 2.7%
Enbridge	363,203	16,436,633

FRANCE — 6.7%

Consumer Staples — 1.2%
Pernod Ricard	71,591	7,116,422

Energy — 1.9%
TotalEnergies	189,212	11,524,855

Financials — 1.0%
BNP Paribas	65,461	5,851,509

Health Care — 1.6%
Sanofi	103,075	9,944,312

Industrials — 1.0%
Vinci	41,703	6,128,535
TOTAL FRANCE		40,565,633

GERMANY — 8.3%

Communication Services — 3.3%
Deutsche Telekom	545,559	19,899,862

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
GERMANY (continued)
Financials — 3.0%
Allianz	25,071	$10,139,210
Deutsche Bank	87,826	2,594,570
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	8,400	5,435,410
		18,169,190

Utilities — 2.0%
E.ON	645,831	11,858,396
TOTAL GERMANY		49,927,448

GREECE — 2.2%

Consumer Discretionary — 1.1%
OPAP	305,886	6,912,028

Financials — 1.1%
National Bank of Greece	523,873	6,656,505
TOTAL GREECE		13,568,533

INDIA — 8.9%

Consumer Staples — 3.4%
ITC	4,188,312	20,340,360

Energy — 0.9%
Coal India	1,161,333	5,310,593

Financials — 2.2%
Power Finance	1,104,571	5,510,833
State Bank of India	837,695	8,013,162
		13,523,995

Industrials — 2.4%
Adani Ports & Special Economic Zone	864,843	14,627,894
TOTAL INDIA		53,802,842

INDONESIA — 1.1%

Financials — 1.1%
Bank Mandiri Persero	22,096,316	6,637,388

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
ITALY — 4.2%
Energy — 0.6%
Eni	230,972	$3,718,153

Financials — 1.0%
UniCredit	94,619	6,325,252

Utilities — 2.6%
Enel	1,643,625	15,544,822
TOTAL ITALY		25,588,227

JAPAN — 3.4%

Financials — 2.4%
Tokio Marine Holdings	343,200	14,500,871

Health Care — 1.0%
Takeda Pharmaceutical	186,700	5,746,432
TOTAL JAPAN		20,247,303

MEXICO — 0.9%

Consumer Staples — 0.9%
Fomento Economico Mexicano ADR	55,502	5,715,596

NETHERLANDS — 1.9%

Consumer Staples — 1.9%
Koninklijke Ahold Delhaize	273,253	11,373,052

RUSSIA — 0.0%

Energy — 0.0%
Gazprom PJSC * (A)	141,071	18
Rosneft Oil PJSC (A)	98,129	13
		31
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	86,600	11
Polyus PJSC * (A)	1,135	—
		11
TOTAL RUSSIA		42

SINGAPORE — 2.4%

Communication Services — 1.4%
Singapore Telecommunications	2,771,500	8,341,383

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
SINGAPORE (continued)
Financials — 1.0%
DBS Group Holdings	171,100	$6,029,990
TOTAL SINGAPORE		14,371,373

SOUTH KOREA — 1.0%

Financials — 1.0%
Samsung Fire & Marine Insurance	18,603	5,964,821

SPAIN — 4.3%

Financials — 1.6%
Banco Bilbao Vizcaya Argentaria	89,481	1,373,053
CaixaBank	935,517	8,077,840
		9,450,893

Utilities — 2.7%
Iberdrola	858,558	16,459,430
TOTAL SPAIN		25,910,323

SWITZERLAND — 7.0%

Consumer Staples — 4.0%
Nestle	245,642	24,345,053

Health Care — 3.0%
Novartis	100,306	12,135,850
Roche Holding	18,487	6,015,192
		18,151,042
TOTAL SWITZERLAND		42,496,095

TAIWAN — 3.4%

Information Technology — 3.4%
Taiwan Semiconductor Manufacturing ADR	88,171	19,969,850
Wiwynn	5,000	434,174
TOTAL TAIWAN		20,404,024

UNITED ARAB EMIRATES — 3.1%

Energy — 1.4%
Adnoc Gas	8,658,908	8,062,298

Financials — 1.7%
First Abu Dhabi Bank PJSC	2,312,106	10,448,457
TOTAL UNITED ARAB EMIRATES		18,510,755

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — 18.0%
Consumer Staples — 12.6%
British American Tobacco	877,854	$41,668,865
Imperial Brands	532,793	21,015,485
Reckitt Benckiser Group	107,714	7,325,942
Unilever	101,549	6,186,777
		76,197,069

Energy — 1.4%
Shell	238,870	8,359,772

Health Care — 1.5%
AstraZeneca	65,655	9,121,849

Utilities — 2.5%
National Grid	1,008,956	14,785,321
TOTAL UNITED KINGDOM		108,464,011

UNITED STATES — 7.0%

Consumer Staples — 6.8%
Philip Morris International	224,903	40,961,583

Energy — 0.2%
Exxon Mobil	13,517	1,457,133

TOTAL UNITED STATES		42,418,716

Total Common Stock
(Cost $500,887,206)		577,849,834

PREFERRED STOCK — 1.9%

BRAZIL — 1.9%

Energy — 0.9%
Petroleo Brasileiro (B)	934,824	5,373,074

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

PREFERRED STOCK — continued

	Shares	Value
BRAZIL (continued)
Financials — 1.0%
Itausa (B)	3,005,200	$6,029,286

Total Preferred Stock
(Cost $12,473,889)		11,402,360

Total Investments— 97.6%
(Cost $513,361,095)		$589,252,194

Percentages are based on Net Assets of $604,021,671.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

GQG-QH-005-0900

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%

	Shares	Value
CANADA — 4.0%
Energy — 4.0%
Enbridge	210,586	$9,543,757

FRANCE — 1.8%

Energy — 1.8%
TotalEnergies ADR	69,727	4,280,541

UNITED KINGDOM — 1.0%

Health Care — 1.0%
AstraZeneca ADR	33,978	2,374,383

UNITED STATES — 89.6%

Communication Services — 13.0%
AT&T	600,154	17,368,457
Verizon Communications	320,293	13,859,078
		31,227,535

Consumer Staples — 21.0%
Altria Group	159,948	9,377,752
Coca-Cola	98,772	6,988,119
Colgate-Palmolive	51,426	4,674,623
Philip Morris International	122,070	22,232,609
Procter & Gamble	43,893	6,993,033
		50,266,136

Energy — 7.7%
Chevron	46,243	6,621,535
Exxon Mobil	67,479	7,274,236
Valero Energy	34,000	4,570,280
		18,466,051

Financials — 14.8%
Allstate	21,115	4,250,661
American International Group	79,893	6,838,042
Cincinnati Financial	34,299	5,107,807
CME Group, Cl A	37,753	10,405,482
Progressive	18,562	4,953,455
US Bancorp	84,624	3,829,236
		35,384,683

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Health Care — 10.0%
Bristol-Myers Squibb	89,085	$4,123,745
Cigna Group	22,537	7,450,281
Johnson & Johnson	22,531	3,441,610
Merck	52,295	4,139,672
UnitedHealth Group	15,741	4,910,720
		24,066,028

Industrials — 1.6%
Huntington Ingalls Industries	16,146	3,898,613

Utilities — 21.5%
American Electric Power	87,285	9,056,692
American Water Works	52,221	7,264,463
CMS Energy	84,092	5,825,894
Duke Energy	62,124	7,330,632
Exelon	80,532	3,496,699
NextEra Energy	63,845	4,432,120
PPL	137,101	4,646,353
Southern	53,768	4,937,515
Xcel Energy	66,526	4,530,421
		51,520,789
TOTAL UNITED STATES		214,829,835

Total Common Stock
(Cost $207,107,965)		231,028,516

Total Investments— 96.4%
(Cost $207,107,965)		$231,028,516

Percentages are based on Net Assets of $239,729,904.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-004-0900